EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY
EQUITY

13.EQUITY

Ordinary Shares

As of December 31, 2023 and 2024 the Company was authorized to issue 400,000,000 shares of $0.0001 par value ordinary shares. 29,184,475 and 31,857,802 shares issued and 29,149,444 and 31,826,549 shares outstanding as of December 31, 2023 and 2024, respectively, 35,031 and 31,253 shares were issued but not yet outstanding reserved for future transfer for employees exercise share options. Holders of the Company’s ordinary shares are entitled to dividends, if and when, declared by the board of directors of the Company and after any convertible preferred share dividends are fully paid. The holder of each share of common stock is entitled to one vote. As of December 31, 2023 and 2024, no dividends were declared.

On April 28, 2022, the Company consummated its initial public offering (“IPO”) of 6,000,000 American Depository Shares (“ADSs”) at a public offering price per ADS of $6. Each ADS represents one ordinary share of Belite. The gross proceeds from IPO, before deducting the underwriting discounts and commissions and offering expenses were $36,000 with net proceeds of $33,705. On May 20, 2022, the underwriter exercised in full its over-allotment option to purchase 772,091 ADS, resulting in additional net proceeds of $4,285.

ATM offering

On June 16, 2023, the Company entered into a sales agreement, with SVB Securities and Cantor, acting as the Company sales agents, under which may, from time to time, offer and sell ADSs through an ATM offering program. For the year ended December 31, 2023, the Company raised $28,608 in gross proceeds and $27,403 net proceeds after deducting sales commissions $858 and other fees and expenses $347, and recorded $762 of ATM offering proceeds that were not received as other receivables due from the sales agent by issuing 731,843 ADSs. For the year ended December 31, 2024, the Company received $762 of ATM offering proceeds receivables due from the sales agent as of December 31, 2023 and raised $16,984 in gross proceeds and $16,295 net proceeds after deducting sales commissions $510 and other fees and expenses $179 by issuing 284,719 ADSs.

Direct offering

On April 25, 2024, the Company announced that it has entered into a securities purchase agreement with an institutional investor, for the purchase and sale of up to an aggregate of 651,380 ADSs, each ADS representing one ordinary share of the Company at a purchase price of $38.38 per ADS, and the warrants (“Existing Warrants”) to purchase up to an aggregate of 651,380 ADSs, which have an exercise price equal to $44.14 per ADS and immediately exercisable and expire on the five-year anniversary of the issuance, in a registered direct offering. The gross proceeds to the Company from the offering were approximately $25,000 (before any warrant exercise), before deducting the expenses payable by the Company and net proceeds of $24,811.

Representative’s Warrants

Upon the closing of IPO offering in April 2022, the Company issued to Benchmark the representative of the underwriters warrants to purchase a number of ADSs equal to 169,302 ADSs (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to $7.50 per ADS and are exercisable until the date on April 28, 2027, after the date of commencement on November 3, 2022. The Representative’s Warrants are also exercisable on a cashless basis. The Representative’s Warrants of 84,651 shares were exercised on a cashless basis and 65,399 shares were issued for the year ended December 31, 2023 and 84,651 shares were exercised on a cashless basis and 73,800 shares were issued for the year ended December 31,2024, all of the Representative’s Warrants were all exercised as of December 31, 2024.

The fair value of the warrant, using the Black - Scholes Model on the date of issuance was $257. The key inputs into the Black – Scholes Model variables were as follows at measurement date:

April 28, 2022
Stock price	$6.00
Risk-free interest rate	2.86%
Volatility	32.19%
Exercise price	$7.50
Dividend yield	$0

Warrants

(1)	Follow-on warrants

On June 2, 2023, the Company consummated its follow-on offering of 2,000,000 of American depositary shares, or ADSs, representing 2,000,000 of the Company ordinary shares, par value $0.0001 per share; and to the investors warrants to purchase an aggregate of 2,000,000 of the Company ordinary shares represented by ADSs with an exercise price of $18.00 per warrant.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 2, 2023 and expire on June 2, 2028. The fair value of these warrants, using the Binomial Option Pricing Model on the date of issuance was $6,337. For the year ended December 31, 2023, the gross proceeds were $21,708 from warrant exercise, deducting the conversion agent fee of $56 and offering expenses with net proceeds of $21,652. For the year ended December 31, 2024, the gross proceeds were $10,241 from warrant exercise, deducting the conversion agent fee of $33 and offering expenses with net proceeds of $10,208.

The key inputs into the Binomial Model variables were as follows at measurement date:

June 2, 2023
Stock price	$17.15
Risk-free interest rate	3.84%
Volatility	99.27%
Exercise price	$18.00
Dividend yield	$0

(2)	Registered direct offering warrants

On April 25, 2024, the Company entered into a securities purchase agreement with an institutional investor, relating to the registered direct offering of 651,380 American Depositary Shares, or ADSs, each representing one ordinary share, and warrants (“Existing Warrants”) to purchase 651,380 ordinary shares represented by ADSs with an exercise price of $44.14 per warrant.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on April 29, 2024 and expire on April 29, 2029. The fair value of these warrants, using the Binomial Option Pricing Model on the date of issuance was $9,978.

April 29, 2024
Stock price	$40.93
Risk-free interest rate	4.65%
Volatility	36.79%
Exercise price	$44.14
Dividend yield	$0

(3)	Inducement warrants

On November 3, 2024, the Company entered into an Letter Agreement with the warrant holder of the Existing Warrants to exercise for cash its existing warrants to purchase an aggregate of 651,380 of the Company’s ordinary shares at an exercise price of $44.14 per ordinary share in consideration of the Company’s agreement to issue to the holder, November Warrants, to purchase up to an aggregate of 651,380 ordinary shares with an exercise price of $70.00 per warrant. The gross proceeds were $28,752 from the exercise of the Existing Warrants. The Company considered that the circumstances of the warrant inducement offer were executed in contemplation of an equity offering (that is, to induce exercise of the outstanding warrants and raise equity capital). Therefore, the effect of a modification or an exchange of the induced warrants was accounted for as an additional equity issuance cost for the warrant inducement, which was recorded to additional paid-in capital.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on November 4, 2024 and expire on November 5, 2029. The fair value of these warrants, using the Binomial Option Pricing Model on the date of issuance was $16,126.

November 4, 2024
Stock price	$69.71
Risk-free interest rate	4.17%
Volatility	31.96%
Exercise price	$70.00
Dividend yield	$0

The following table summarizes the Company’s activities and status of Representative’s Warrants and various warrants as disclosed above:

		Weighted	Weighted Average
		Average	Remaining Term
	Number of Warrants	Exercise Price	(Years)
Outstanding as of January 1, 2022	—	—
Issued	169,302	$7.50
Exercised	—	—
Forfeited or expired	—	—
Outstanding as of December 31, 2022	169,302	$7.50	4.33
Issued	2,000,000	$18.00
Exercised	(1,190,629)	$17.25
Forfeited or expired	—	—
Outstanding as of December 31, 2023	978,673	$17.09	4.33
Issued	1,302,760	$57.07
Exercised	(1,404,988)	$29.49
Forfeited or expired	—	—
Outstanding as of December 31, 2024	876,445	56.65	4.48